CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000,000	15,000,000,000
Common stock, shares issued	4,759,731,923	4,759,731,923
Common stock, shares outstanding	3,847,331,923	3,847,331,923